Stockholders' Equity (Detail Textuals) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Sep. 30, 2014	Jan. 25, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001			0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding		1			1	1
Preferred Stock Special Voting Shares Issued	1	1
Common stock, shares authorized	200,000,000	200,000,000			200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001			0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	38,580,306	35,992,343			35,992,343	31,534,819	13,050,000
Common stock, shares outstanding (in shares)	38,580,306	35,992,343			35,992,343
DelMar Pharmaceuticals, Inc
Stockholders Equity Note [Line Items]
Common stock, shares outstanding (in shares)				3,250,007
DelMar Pharmaceuticals (BC) Ltd.
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)				3,250,007
Common stock, shares outstanding (in shares)				3,250,007
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, issued	278,530		278,530
Preferred stock, shares outstanding	278,530
Preferred Stock, Dividend Rate, Percentage			3.00%
Canadian Residents
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)				7,044,583
Common stock, shares outstanding (in shares)				7,044,583
Exchange Agreement (the "Reverse Acquisition")
Stockholders Equity Note [Line Items]
Number of shares acquired				13,070,000
Exchange Agreement (the "Reverse Acquisition") | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)	$ 1.00
Voting and Exchange Trust Agreement
Stockholders Equity Note [Line Items]
Preferred Stock Special Voting Shares Issued	1			1	1
Preferred Stock, Dividend Rate, Percentage			3.00%